PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Computers and software	Office furniture and equipment	Vehicles	Buildings, well, road, and buildings improvements	Equipment	Total
Cost
Balance at December 31, 2020	213,512	43,078	94,875	702,394	1,093,032	2,146,891
Additions (adjustments)	28,489	-	124,391	740,405	555,510	1,448,795
Translation difference	253	160	-	240	-	653
Balance at December 31, 2021	242,254	43,238	219,266	1,443,039	1,648,542	3,596,339
Additions (adjustments)	1,952	1,679	76,419	19,510	34,601	134,161
Translation difference	(4,343)	(2,412)	-	(3,613)	-	(10,368)
Balance at December 31, 2022	$239,863	$42,505	$295,685	$1,458,936	$1,683,143	$3,720,132

Accumulated Depreciation
Balance at December 31, 2020	(124,851)	(22,791)	(41,584)	(76,251)	(238,687)	(504,164)
Depreciation	(53,667)	(8,536)	(40,573)	(73,223)	(284,053)	(460,052)
Translation difference	(185)	(85)	-	(26)	-	(296)
Balance at December 31, 2021	(178,703)	(31,412)	(82,157)	(149,500)	(522,740)	(964,512)
Depreciation	(35,068)	(8,161)	(56,530)	(114,957)	(330,269)	(544,985)
Translation difference	3,569	1,769	-	514	-	5,852
Balance at December 31, 2022	$(210,202)	$(37,804)	$(138,687)	$(263,943)	$(853,009)	$(1,503,645)

Carrying amounts

December 31, 2020	$88,661	$20,287	$53,291	$626,143	$854,345	$1,642,727
December 31, 2021	$63,551	$11,826	$137,109	$1,293,539	$1,125,802	$2,631,827
December 31, 2022	$29,661	$4,701	$156,998	$1,194,993	$830,134	$2,216,487